INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10          -          INCOME TAXES

A.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986:

As a "Controller Foreign Cooperation" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986. Accordingly, its taxable income or loss is calculated in US Dollars.

B.	Law for the Encouragement of Capital Investments - 1959:

Part of the Company’s investment in equipment has received approvals in accordance with the Law for the Encouragement of Capital Investments, 1959 (“Approved Enterprise” status) in three separate investment plans. The Company has chosen to receive its benefits through the “Alternative Benefits” track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 4 years and for the second and third plans for a period of 2 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 3 years for the first plan and 5 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. The benefit period of the second and third plan have commenced.

On April 1, 2005, an amendment to the Investment Law came into effect (“the Amendment”) and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise’s Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company’s shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

The Company has not provided deferred taxes on future distributions of tax-exempt earnings, as the Company intends to reinvest any income derived from its Approved Enterprise program and not to distribute such income as a dividend. Accordingly, such earnings have been considered to be permanently reinvested.

In 2008, the Company submitted a request to approve a new plan (fourth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law.  The commencing year was 2010. The expected expiration year is 2021.

In 2011, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

In August 2013 "The Arrangements Law" (hereinafter - "the Law") was officially published. The following significant changes affecting taxation were approved:

1.
The tax rate on a company in Development area A, effective January 1, 2014 is 9% (instead of 7% in 2014 and 6% in 2015 and thereafter), and the tax rate for companies in all other areas will be 16% (instead of 12.5% in 2014 and 12% in 2015 and thereafter).

2.	The tax rate on dividend distributed, generated from "preferred income" or by a company that has an approved enterprise related to tourism increased effective January 1, 2014 from 15% to 20%.

In 2016, most of the Company’s taxable income in Israel is attributable to Preferred Enterprises, with a related tax rate of 16%. In 2015 and 2014, most of the Company’s taxable income in Israel is attributable to Approved Enterprise programs with zero tax.

C.        Law for the Encouragement of Industry (Taxation), 1969:

The Company is an “Industrial Company” under the Law for the Encouragement of Industry (Taxation), 1969 and, therefore, is entitled to certain tax benefits, mainly accelerated rates of depreciation.

D.         The New Technological Enterprise Incentives Regime—Amendment 73 to the Investment Law

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2017 Amendment") was published. According to the 2017 Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Any dividends distributed deriving from income from the preferred technological enterprises or special preferred technological enterprise will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to tax at a rate of 4% (if the amount of foreign investors exceeds 90%).

The Israeli subsidiary is entitled to the above mentioned preferred technological enterprise benefits and will be subject to tax at a rate of 12% on profits deriving from intellectual property or 7.5% in development area A, under the 2017 Amendment.

 The 2017 Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that were issued by the Ministry of Finance.

The new tax tracks under the 2017 Amendment are as follows:

According to the 2017 Amendment, preferred technological enterprise is an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Investment Law, which is located in the center of Israel will be subject to tax at a rate of 12%
on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Special preferred technological enterprise is an enterprise for which total consolidated revenues of its parent company and all subsidiaries exceed NIS 10 billion. Such enterprise will be subject to tax at a rate of 6% on profits deriving from intellectual property, regardless of the enterprise's geographical location.

The Company has examined the criteria for qualifying to a “Special Preferred Technological Enterprise,” status and concluded that it is entitled to this status. The Company implemented the new incentives in its 2017 tax calculation.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, which was 25% in 2016. Starting January 2017, the regular tax rate in Israel was reduced to 24% and is expected to be further reduced to 23% commencing in 2018.

E.	The Tax Cuts and Jobs Act, 2017:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (“Tax Act”) that instituted fundamental changes to the taxation of multinational corporations. The Tax Act includes significant changes to the U.S. corporate income tax system, including a Federal corporate rate reduction from 35% to 21%, limitations on the deductibility of interest expense and executive compensation, and the transition of U.S. international taxation from a worldwide tax system to a territorial tax system. Furthermore, as part of the transition to the new tax system, a one-time transition tax is imposed on a U.S. shareholder’s historical undistributed earnings of foreign affiliates. Although the Tax Act is generally effective January 1, 2018, US GAAP requires recognition of the tax effects of new legislation during the reporting period that includes the enactment date, which was December 22, 2017.

As a result of the impacts of the Tax Act, the SEC provided guidance that allows the Company to record provisional amounts for those impacts, with the requirement that the accounting be completed in a period not to exceed one year from the date of enactment. As of December 31, 2017, the Company has not completed the accounting for the tax effects of the Tax Act. Therefore, the Company have recorded provisional amounts for the effects of the Tax Act. The primary impacts of the Tax Act relate to the re-measurement of deferred tax assets and liabilities resulting from the change in the corporate tax rate (“Corporate Tax Rate Change”).

Corporate Tax Rate Change - For the year ended December 31, 2017, we recorded a tax benefit of approximately $837 due to the decrease in the Federal corporate tax rate from 35% to 21%.

F.         Deferred Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 7	2 0 1 6

Net operating loss carry-forwards	$2,042	$3,929
Tax credits carryforward	4,852	*4,427
Temporary differences relating to reserve and allowances	2,602	*4,484
Intangible assets	(2,714)	(5,760)
	6,782	7,080
Valuation Allowance, net of uncertain tax positions	(4,825)	(5,154)
Deferred tax asset, net	$1,957	$1,926

*Reclassified

The Company's U.S. subsidiaries have carry-forward tax losses of approximately $6,125 to offset against future U.S. federal taxable income. The carry-forward tax losses are expected to be fully utilized by 2024.

Israel:
	As of December 31,
	2 0 1 7	2 0 1 6

Long-term deferred tax assets	$1,444	$3,020
	$1,444	$3,020

International:

	As of December 31,
	2 0 1 7	2 0 1 6

Long-term deferred tax assets	$5,338	-
Long-term deferred tax liabilities	-	(1,094)
	$5,338	$(1,094)

Under ASC 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss and tax credits carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized.

The adjustment is made by related uncertain tax positions provision and a valuation allowance.

In 2016, the Company early adopted ASU 2015-17, that requires the presentation of all deferred tax assets and liabilities as non-current, in addition, that requires the offsetting of deferred tax assets and liabilities (mainly related to intangible assets) of a tax-paying component of an entity.

G.	Israel and International Components of Income before Taxes:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Israel	$51,558	$14,021	$15,377
International (mainly US)	8,537	(2,639)	(3,153)
	$60,095	$11,382	$12,224

H.	Israel and International Components of Income Taxes:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Israel	$12,043	$2,615	$(2,413)
International (mainly US)	1,593	(877)	(1,088)
	$13,636	$1,738	$(3,501)

Current	$13,584	$1,105	$1,545
Deferred	52	633	(5,046)
	$13,636	$1,738	$(3,501)

I.          Tax Reconciliation:

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Net income before taxes	$60,095	$11,382	$12,224
Statutory tax expenses	7,674	1,821	3,239
Effect of non-benefited income New Technological or Approved or Preferred Enterprises statuses in Israel	181	136	(7,807)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes – net	1,451	588	1,377
Different tax rates of deferred taxes	(226)	(104)	-
Effect of foreign operations taxed at various rates	1,888	(657)	(530)
Tax credits	(1,650)
Adjustments for previous years tax	4,174	(135)	-
Other	144	*89	*220
	5,962	(83)	(6,740)
Actual tax expense (benefit)	$13,636	$1,738	$(3,501)

*Reclassified

J.	Effective Tax Rates:

The Company’s effective tax rates differ from the statutory rates applicable to the Company for tax year 2017 due primarily to effect of New Technological Enterprise status and in 2016 Preferred Enterprise status and 2015 due primarily to effect of Approved Enterprise status.

K.	Tax Assessments:

In 2017 the Company has received final tax assessments for the years 2012-2015 from the Israeli Tax Authorities. The net effect of the tax assessment in the amount of $3,553 is included in the Company’s statement of operations, as well as $355 of interest related to this assessment. Additionally, two other subsidiaries received final tax assessments through tax year 2012. The other subsidiaries did not receive final tax assessments since their incorporation.

L.	Undistributed earnings of foreign subsidiaries:

We consider the earnings of certain subsidiaries to be indefinitely invested outside the Israel on the basis of estimates that future domestic cash generation will be sufficient to meet future domestic cash needs and the Company’s specific plans for reinvestment of those subsidiary earnings. We have not recorded a deferred tax liability of approximately $1,073 related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the Israel. Should we decide to repatriate the foreign earnings, we would need to adjust the Company’s income tax provision in the period we determined that the earnings will no longer be indefinitely invested outside the Israel.

M.	Uncertain Tax Positions:

The taxation of the Company's business is subject to the application of multiple and sometimes conflicting tax laws and regulations as well as multinational tax conventions. The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty.

In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax position under the income taxes line item.

Tax laws themselves are subject to change as a result of changes in fiscal policy, changes in legislation and the evolution of regulations and court rulings. Consequently, taxing authorities may impose tax assessments or judgments against the Company that could materially impact its tax liability and/or its effective income tax rate.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 7	2 0 1 6

Balance at the beginning of the year	$1,333	$1,165
Increase (decrease) related to settlements with tax authorities, net	(1,142)	37
Increase related to unutilized tax credits	*4,825	-
Increase related to current year tax positions	1,516	131
Balance at the end of the year	$6,532	$1,333

*The amount was offset against the deferred tax asset

N.        Income from Other Sources in Israel:

Income not eligible for benefits under the New Technological Enterprise Laws mentioned in ”D” above are taxed at the corporate tax rate of 24% in 2017, 25% in 2016 and 26.5% in 2015, respectively.  Effective January 1, 2018 the tax rate will be 23%.